Operating leases	12 Months Ended
Dec. 31, 2018
Disclosure of operating leases [abstract]
Operating leases

The notes included in this section focus on the Barclays Bank Group’s non-current tangible and intangible assets and property, plant and equipment, which provide long-term future economic benefits.

Operating lease commitments

The Barclays Bank Group leases various offices, branches and other premises under non-cancellable operating lease arrangements. With such operating lease arrangements, the asset is kept on the lessor’s balance sheet and the Barclays Bank Group reports the future minimum lease payments as an expense over the lease term. The leases have various terms, escalation and renewal rights. There are no contingent rents payable.

Operating lease rentals of £158m (2017: £248m) have been included in administration and general expenses.

The future minimum lease payments by the Barclays Bank Group under non-cancellable operating leases are as follows:

	Barclays Bank Group
	2018		2017
	Property	Equipment	Property	Equipment
	£m	£m	£m	£m
Not more than one year	115	-	203	-
Over one year but not more than five years	258	-	476	9
Over five years	698	-	619	-
Total	1,071	-	1,298	9

Total future minimum sublease payments to be received under non-cancellable subleases was £13m (2017: £45m)